Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.3%

Communication Services— 7.9%
AT&T	15,340	$295,295
Comcast, Cl A	18,190	689,583
Interpublic Group	836	31,133
Lumen Technologies*	2,048	5,427
Match Group*	587	22,535
Meta Platforms, Cl A*	4,842	1,026,213
Omnicom Group	439	41,415
Verizon Communications	9,035	351,371
Walt Disney*	3,921	392,610

		2,855,582

Consumer Discretionary— 10.1%
Amazon.com*	18,614	1,922,640
Aptiv PLC*	599	67,202
Best Buy	444	34,752
Deckers Outdoor*	58	26,074
DoorDash, Cl A*	553	35,148
eBay	1,202	53,332
Etsy*	278	30,950
Expedia Group*	334	32,408
General Motors	3,144	115,322
Hasbro	288	15,463
Lululemon Athletica*	258	93,961
McDonald’s	1,621	453,248
Starbucks	2,539	264,386
Target	990	163,974
TJX	2,568	201,229
VF	730	16,724
Williams-Sonoma	143	17,397
Yum! Brands	623	82,286

		3,626,496

Consumer Staples— 8.3%
Archer-Daniels-Midland	1,183	94,238
Brown-Forman, Cl A	2	131
Brown-Forman, Cl B	8	514
Campbell Soup	433	23,806
Church & Dwight	524	46,327
Clorox	265	41,933
Coca-Cola	8,375	519,501
Colgate-Palmolive	1,798	135,120
Conagra Brands	1,031	38,724
Estee Lauder, Cl A	498	122,737
General Mills	1,277	109,133
Hershey	316	80,394
J M Smucker	230	36,195
Kellogg	551	36,895
Kimberly-Clark	726	97,444
Kraft Heinz	1,710	66,126
Kroger	1,400	69,118
Molson Coors Beverage, Cl B	403	20,827
Mondelez International, Cl A	2,482	173,045
PepsiCo	2,964	540,337
Procter & Gamble	5,099	758,170

		3,010,715

Energy— 6.1%
Baker Hughes, Cl A	2,305	66,522
Chevron	3,838	626,208
ConocoPhillips	2,685	266,379
Exxon Mobil	8,867	972,355
Occidental Petroleum	1,572	98,140
Phillips 66	1,018	103,205

Description	Shares	Fair Value
Williams	2,565	$76,591

		2,209,400

Financials— 14.3%
Allstate	572	63,383
American Express	1,285	211,961
American International Group	1,601	80,626
Ameriprise Financial	229	70,188
Bank of America	15,016	429,458
Bank of New York Mellon	1,581	71,841
BlackRock, Cl A	322	215,457
Capital One Financial	821	78,947
Citigroup	4,160	195,063
Fifth Third Bancorp	1,475	39,294
First Republic Bank*	394	5,512
Goldman Sachs Group	728	238,136
Hartford Financial Services Group	686	47,807
Huntington Bancshares	3,102	34,742
JPMorgan Chase	1,046	136,304
KeyCorp	2,007	25,128
Lincoln National	333	7,483
Mastercard, Cl A	1,825	663,223
MetLife	1,422	82,391
Moody’s	339	103,741
Morgan Stanley	2,837	249,088
Northern Trust	448	39,482
PayPal Holdings*	2,453	186,281
Principal Financial Group	491	36,491
Progressive	1,260	180,256
Prudential Financial	793	65,613
Regions Financial	2,011	37,324
S&P Global	717	247,200
State Street	788	59,644
T Rowe Price Group	480	54,192
US Bancorp	2,907	104,797
Visa, Cl A	3,514	792,267
Wells Fargo	8,143	304,385

		5,157,705

Health Care— 15.1%
AbbVie	3,806	606,562
Agilent Technologies	637	88,123
AmerisourceBergen, Cl A	347	55,558
Amgen	1,148	277,529
Baxter International	1,086	44,048
Biogen*	310	86,189
BioMarin Pharmaceutical*	400	38,896
Bristol-Myers Squibb	4,576	317,163
Cardinal Health	564	42,582
Cigna Group	658	168,139
Elevance Health	513	235,882
Eli Lilly	60	20,605
Gilead Sciences	2,700	224,019
Johnson & Johnson	5,627	872,185
Merck	5,455	580,357
Pfizer	12,092	493,354
Regeneron Pharmaceuticals*	231	189,806
UnitedHealth Group	1,979	935,256
Vertex Pharmaceuticals*	552	173,919

		5,450,172

Industrials— 8.6%
3M	1,188	124,871
Automatic Data Processing	892	198,586
Avis Budget Group*	422	82,206
Booz Allen Hamilton Holding, Cl A	283	26,231
Carrier Global	1,761	80,565

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Description	Shares	Fair Value
Caterpillar	1,121	$256,530
Cummins	12	2,866
Delta Air Lines*	1,378	48,120
Eaton PLC	856	146,667
Emerson Electric	1,273	110,929
Fortive	1,117	76,146
General Electric	2,349	224,564
Honeywell International	60	11,467
Ingersoll Rand	852	49,569
Johnson Controls International PLC	1,481	89,186
Norfolk Southern	498	105,576
Owens Corning	201	19,256
Pentair PLC	355	19,621
Republic Services, Cl A	432	58,415
Robert Half International	234	18,854
Rockwell Automation	247	72,482
Southwest Airlines	1,274	41,456
Stanley Black & Decker	310	24,980
Trane Technologies PLC	485	89,230
TransUnion	414	25,726
Uber Technologies*	6,295	199,551
Union Pacific	1,323	266,267
United Parcel Service, Cl B	1,570	304,564
Verisk Analytics, Cl A	337	64,657
Waste Management	804	131,189
WEX*	137	25,193
WW Grainger	97	66,815
Xylem	388	40,624

		3,102,959

Information Technology— 23.3%
Accenture PLC, Cl A	2,037	582,195
Adobe*	1,502	578,826
ANSYS*	274	91,187
Apple	7,950	1,310,955
Autodesk*	697	145,088
HP	2,872	84,293
Intel	13,323	435,262
International Business Machines	2,921	382,914
Intuit	911	406,151
Keysight Technologies*	578	93,335
Motorola Solutions	541	154,796
NVIDIA	8,040	2,233,271
Okta, Cl A*	478	41,223
Paychex	675	77,348
QUALCOMM	3,618	461,585
Salesforce*	3,231	645,489
ServiceNow*	636	295,562
Splunk*	472	45,255
TE Connectivity	1,028	134,822
VMware, Cl A*	656	81,902
Workday, Cl A*	650	134,251

		8,415,710

Materials— 1.8%
Air Products and Chemicals	477	136,999
Alcoa	371	15,790
Avery Dennison	173	30,955
Celanese, Cl A	215	23,411
Dow	1,515	83,052
DuPont de Nemours	1,069	76,722
Ecolab	533	88,228
International Flavors & Fragrances	548	50,394
Newmont	1,710	83,824
PPG Industries	505	67,458

		656,833

Description	Shares	Fair Value
Real Estate— 1.6%
Boston Properties‡	300	$16,236
CBRE Group, Cl A*	679	49,438
Equinix‡	199	143,487
Equity LifeStyle Properties‡	376	25,241
Essex Property Trust‡	140	29,279
Healthpeak Properties‡	1,157	25,419
Host Hotels & Resorts‡	1,538	25,362
Invitation Homes‡	1,222	38,163
Iron Mountain‡	626	33,122
Jones Lang LaSalle*	102	14,840
Mid-America Apartment Communities‡	248	37,458
Ventas‡	860	37,281
Welltower‡	1,016	72,837
Zillow Group, Cl A*	121	5,288
Zillow Group, Cl C*	341	15,164

		568,615

Utilities— 2.2%
American Water Works	391	57,277
Avangrid	151	6,022
CenterPoint Energy	1,352	39,830
CMS Energy	624	38,301
Consolidated Edison	763	72,996
Dominion Energy	1,792	100,191
Edison International	822	58,025
Entergy	17	1,832
Exelon	2,132	89,309
NiSource	873	24,409
PG&E*	3,461	55,964
PPL	1,582	43,964
Public Service Enterprise Group	1,050	65,573
Sempra Energy	676	102,184
Vistra	807	19,368

		775,245

Total Common Stock (Cost $35,333,268)		35,829,432

SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency Portfolio, Cl Institutional, 4.73% (A)	258,999	258,999

Total Short-Term Investment (Cost $258,999)		258,999

Total Investments - 100.0% (Cost $35,592,267)		$36,088,431

Percentages are based on Net Assets of $36,093,490.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of March 31, 2023.

Cl — Class

PLC — Public Limited Company

IMP-QH-001-1000

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 94.1%

Communication Services— 9.7%
Alphabet, Cl A*	10,277	$1,066,033
Alphabet, Cl C*	9,110	947,440
AT&T	16,775	322,919
Electronic Arts	615	74,077
Interpublic Group	929	34,596
Lumen Technologies*	2,242	5,941
Meta Platforms, Cl A*	5,283	1,119,679
Verizon Communications	9,882	384,311

		3,954,996

Consumer Discretionary— 8.7%
Amazon.com*	11,394	1,176,886
Aptiv PLC*	528	59,236
BorgWarner	461	22,640
Dollar Tree*	411	58,999
eBay	1,057	46,899
Ford Motor	7,665	96,579
General Motors	2,759	101,200
Hasbro	258	13,852
Hilton Worldwide Holdings	40	5,635
Lear	114	15,902
Lowe’s	1,206	241,164
Marriott International, Cl A	40	6,641
MercadoLibre*	91	119,944
NIKE, Cl B	2,445	299,855
Royal Caribbean Cruises*	423	27,622
Target	897	148,570
Tesla*	5,190	1,076,717
VF	643	14,731

		3,533,072

Consumer Staples— 4.6%
Archer-Daniels-Midland	1,069	85,156
Bunge	290	27,701
Campbell Soup	390	21,442
Clorox	238	37,661
Coca-Cola	7,565	469,257
Constellation Brands, Cl A	316	71,381
Hormel Foods	561	22,373
J M Smucker	208	32,733
Kellogg	497	33,279
Kimberly-Clark	656	88,048
Kraft Heinz	1,546	59,784
Kroger	1,265	62,453
Molson Coors Beverage, Cl B	367	18,967
Mondelez International, Cl A	2,655	185,107
PepsiCo	2,677	488,017
Sysco	985	76,072
Tyson Foods, Cl A	562	33,338
US Foods Holding*	403	14,887
Walgreens Boots Alliance	1,397	48,308

		1,875,964

Energy— 5.9%
Cheniere Energy	484	76,279
Chevron	3,456	563,881
ConocoPhillips	2,420	240,088
Devon Energy	1,269	64,224
Exxon Mobil	8,009	878,267
Hess	540	71,464
Kinder Morgan	3,838	67,203
Marathon Petroleum	912	122,965
ONEOK	869	55,216

Description	Shares	Fair Value
Phillips 66	919	$93,168
Range Resources	73	1,932
Valero Energy	750	104,700
Williams	2,365	70,619

		2,410,006

Financials— 10.8%
American Express	1,161	191,507
Aon PLC, Cl A	401	126,431
Bank of America	13,569	388,074
Bank of New York Mellon	1,429	64,934
Charles Schwab	2,959	154,992
Citigroup	3,760	176,307
Huntington Bancshares	2,806	31,427
JPMorgan Chase	5,698	742,506
Mastercard, Cl A	1,649	599,263
MetLife	1,283	74,337
Moody’s	308	94,254
Morgan Stanley	2,562	224,944
Nasdaq	658	35,973
PayPal Holdings*	2,213	168,055
PNC Financial Services Group	782	99,392
Regions Financial	1,815	33,686
S&P Global	648	223,411
Synchrony Financial	875	25,445
T Rowe Price Group	434	48,999
Travelers	454	77,820
Truist Financial	2,577	87,876
Visa, Cl A	3,176	716,061

		4,385,694

Health Care— 14.8%
Abbott Laboratories	3,388	343,069
AbbVie	3,441	548,392
Agilent Technologies	573	79,269
Baxter International	984	39,911
Becton Dickinson	554	137,137
Biogen*	279	77,570
Boston Scientific*	2,783	139,233
Bristol-Myers Squibb	4,137	286,735
Cigna Group	595	152,040
CVS Health	2,550	189,491
Edwards Lifesciences*	1,201	99,359
Elevance Health	474	217,950
Gilead Sciences	2,443	202,696
Illumina*	303	70,463
Johnson & Johnson	5,088	788,640
Laboratory Corp of America Holdings	172	39,460
Medtronic PLC	2,590	208,806
Merck	4,938	525,354
Pfizer	10,945	446,556
Quest Diagnostics	221	31,267
ResMed	284	62,193
Teleflex	92	23,305
Thermo Fisher Scientific	762	439,194
UnitedHealth Group	1,815	857,751

		6,005,841

Industrials— 8.5%
3M	1,075	112,993
AECOM	276	23,272
American Airlines Group*	1,258	18,555
AMETEK	446	64,817
Automatic Data Processing	807	179,663
Boeing*	1,089	231,336
Booz Allen Hamilton Holding, Cl A	258	23,914

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Description	Shares	Fair Value
CSX	4,082	$122,215
Cummins	274	65,453
Deere	535	220,891
Delta Air Lines*	1,243	43,406
Eaton PLC	772	132,275
Emerson Electric	1,149	100,124
Expeditors International of Washington	311	34,247
FedEx	463	105,791
General Electric	2,120	202,672
Honeywell International	1,308	249,985
Howmet Aerospace	715	30,295
Illinois Tool Works	543	132,193
Jacobs Solutions	254	29,848
JB Hunt Transport Services	161	28,249
Johnson Controls International PLC	1,358	81,779
Lennox International	63	15,830
Lincoln Electric Holdings	114	19,278
Nordson	105	23,337
Northrop Grumman	281	129,743
Rockwell Automation	223	65,439
Southwest Airlines	1,153	37,519
Stanley Black & Decker	286	23,046
Textron	408	28,817
Uber Technologies*	7,964	252,459
Union Pacific	1,195	240,506
United Airlines Holdings*	633	28,010
United Parcel Service, Cl B	1,414	274,302
United Rentals	133	52,636
Xylem	349	36,540

		3,461,435

Information Technology— 24.3%
Accenture PLC, Cl A	2,519	719,956
Apple	13,227	2,181,132
Cisco Systems	16,432	858,983
Dell Technologies, Cl C	1,038	41,738
HP	3,542	103,958
Intel	16,502	539,120
International Business Machines	3,621	474,677
Micron Technology	4,356	262,841
Microsoft	524	151,069
NVIDIA	9,932	2,758,812
Palo Alto Networks*	1,175	234,694
QUALCOMM	4,490	572,834
Salesforce*	3,993	797,722
Workday, Cl A*	802	165,645

		9,863,181

Materials— 1.8%
Albemarle	227	50,176
Alcoa	343	14,598
CF Industries Holdings	381	27,619
DuPont de Nemours	963	69,114
Eastman Chemical	232	19,567
Ecolab	482	79,785
FMC	243	29,678
Freeport-McMoRan, Cl B	2,774	113,484
International Flavors & Fragrances	495	45,520
Martin Marietta Materials	120	42,607
Mosaic	661	30,327
Newmont	1,541	75,540
PPG Industries	455	60,779
Southern Copper	168	12,810

Description	Shares	Fair Value
Vulcan Materials	259	$44,434

		716,038

Real Estate— 1.5%
American Homes 4 Rent, Cl A‡	597	18,776
AvalonBay Communities‡	272	45,712
Crown Castle International‡	60	8,031
Equinix‡	179	129,066
Equity Residential‡	661	39,660
Healthpeak Properties‡	1,044	22,937
Jones Lang LaSalle*	95	13,821
Prologis‡	1,794	223,837
Regency Centers‡	301	18,415
Welltower‡	919	65,883

		586,138

Utilities— 3.5%
AES	1,295	31,184
Alliant Energy	484	25,846
American Electric Power	1,007	91,627
Avangrid	133	5,304
CMS Energy	563	34,557
Consolidated Edison	691	66,108
Dominion Energy	1,621	90,630
DTE Energy	377	41,297
Edison International	740	52,236
Entergy	28	3,017
Eversource Energy	675	52,825
Exelon	1,926	80,680
FirstEnergy	1,054	42,223
NextEra Energy	3,859	297,452
NiSource	787	22,004
NRG Energy	447	15,328
PPL	1,430	39,740
Public Service Enterprise Group	967	60,389
Sempra Energy	610	92,208
Southern	2,117	147,301
WEC Energy Group	612	58,011
Xcel Energy	1,062	71,621

		1,421,588

Total Common Stock (Cost $35,793,383)		38,213,953

SHORT-TERM INVESTMENT — 5.9%
Invesco Government & Agency Portfolio, Cl Institutional, 4.73% (A)	2,398,401	2,398,401

Total Short-Term Investment (Cost $2,398,401)		2,398,401

Total Investments - 100.0% (Cost $38,191,784)		$40,612,354

Percentages are based on Net Assets of $40,629,192.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of March 31, 2023.

Cl — Class

PLC — Public Limited Company

IMP-QH-001-1000

Impact Shares

Affordable Housing MBS ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Description	Face Amount/Shares	Fair Value

MORTGAGE-BACKED SECURITIES — 98.2%

Agency Mortgage-Backed Obligations — 98.2%
FHLMC
6.000%, 12/01/2023 to 04/01/2053	$1,036,297	$1,060,989
5.500%, 02/01/2029 to 03/01/2053	560,857	567,808
5.000%, 03/01/2050 to 04/01/2053	1,481,995	1,481,641
4.500%, 01/01/2049 to 04/01/2053	3,078,355	3,023,474
4.000%, 10/01/2037 to 01/01/2053	5,381,222	5,183,496
3.500%, 10/01/2051 to 07/01/2052	4,189,110	3,897,543
3.000%, 09/01/2034 to 08/01/2052	9,401,433	8,525,357
2.500%, 08/01/2051 to 03/01/2052	7,563,331	6,542,310
2.000%, 08/01/2035 to 01/01/2052	14,992,601	12,690,848
1.500%, 08/01/2036	426,358	374,965
FNMA
6.000%, 11/01/2052 to 02/01/2053	315,119	323,165
5.500%, 04/01/2031 to 04/01/2053	1,535,455	1,555,058
5.000%, 12/01/2048 to 02/01/2053	3,147,299	3,144,643
4.500%, 11/01/2048 to 12/01/2052	3,419,307	3,362,776
4.000%, 07/01/2048 to 11/01/2052	4,708,384	4,523,161
3.500%, 06/01/2028 to 06/01/2052	6,996,430	6,590,561
3.000%, 04/01/2025 to 08/01/2052	5,389,633	4,913,039
2.500%, 05/01/2026 to 04/01/2052	16,147,259	14,195,356
2.000%, 04/01/2036 to 02/01/2052	16,797,312	14,103,952
1.500%, 10/01/2036	501,723	442,680
GNMA
5.000%, 03/20/2050	138,565	140,913
4.500%, 02/20/2050	386,140	384,057
4.000%, 10/20/2050 to 01/20/2051	900,113	873,630
3.500%, 12/20/2050	1,860,060	1,758,896
3.000%, 03/20/2050	2,305,305	2,118,524
2.500%, 08/20/2051	1,332,112	1,167,656

		102,946,498

Total Mortgage-Backed Securities (Cost $114,288,794)		102,946,498

SHORT-TERM INVESTMENT — 1.7%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio Institutional Share Class, 4.73% (A)	1,734,822	1,734,822

Total Short-Term Investment (Cost $1,734,822)		1,734,822

Description	Fair Value
Total Investments - 99.9% (Cost $116,023,616)	$104,681,320

Percentages are based on Net Assets of $104,823,288.

(A)	Rate shown represents the 7-day effective yield as of March 31, 2023.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IMP-QH-001-1000